Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of hedging reserve	Hedging reserve

	June 30, 2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 150.0 million facility	87,090	2,408	—	1,268

	June 30, 2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 173.6 million facility - Cap Quebec and Cap Pembroke	53,511	1,807	—	22
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur	56,838	4,689	—	(503)
USD 713.0 million facility	216,889	15,557	—	(2,199)
USD 73.45 million facility	68,859	5,477	—	13
USD 150.0 million facility	100,013	3,049	254	547
USD 447.0 million facility - part USD 140.0 million term loan	70,000	1,039	64	901
Fx swaps
Fx Euro hedges	31,000	671	78	(447)